Supplemental Cash Flow Information	6 Months Ended
Jun. 30, 2022
Supplemental Cash Flow Elements [Abstract]
Supplemental Cash Flow Information	Supplemental Cash Flow InformationThe following is the supplemental cash flow information for the six months ended June 30, 2022 and 2021, respectively (in thousands):

	Six Months Ended June 30,
	2022	2021
Supplemental Disclosure of Cash Flow Information:
Interest paid, net of capitalized interest	$50,284	$39,827
Cash paid for operating leases	7,609	7,942

Supplemental Disclosure of Noncash Investing and Financing Activities:
Accrued capital expenditures	$6,244	$13,065
Dividend distributions declared, but not paid	75,765	71,302
Redemption of non-controlling interest	2,065	546
ROU assets obtained in exchange for lease obligations	705	7,683